SHARE-BASED COMPENSATION - Summary of assumptions used to determine estimated fair value of options (Detail)	12 Months Ended
	Dec. 31, 2021 ¥ / shares	Dec. 31, 2020 ¥ / shares	Dec. 31, 2019 ¥ / shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate	0.00%	0.00%	3.20%
Volatility	0.00%	0.00%	54.60%
Dividend yield	0.00%	0.00%	0.00%
Exercise multiples	0	0
Life of options (in years)			10 years
Fair value of underlying ordinary shares	¥ 0	¥ 0	¥ 72.1
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise multiples			2.2
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise multiples			2.8